Short-term bank loans and other debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans and other debt	$ 23,290,525		$ 113,065,643
Properties under development securing short term debt	17,641,221		24,738,811
Land use right securing short-term bank loan			14,438,201
Short-term loans weighted average interest rate	7.20%		5.31%
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	23,290,525		28,637,340
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due December 18, 2013, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	28,637,340	[1]
Maturity date	Dec. 18, 2013
Stated rate	7.20%
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due February 21, 2014, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	23,290,525		0
Maturity date	Feb. 21, 2014
Stated rate	7.20%
Loan from China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0		19,091,560
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 26, 2013, at 6.00% per Annum Six [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	19,091,560	[1]
Maturity date	Dec. 26, 2013
Stated rate	6.00%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0		36,136,743
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due April 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	4,772,890	[1]
Maturity date	Apr. 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due May 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	6,363,853	[1]
Maturity date	May 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due May 9, 2013, at 2.80% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	15,000,000	[1]
Maturity date	May 09, 2013
Interest rate, additional rate over LIBOR	2.80%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due November 30, 2014, at 1.90% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[2]	10,000,000	[2]
Maturity date	Nov. 30, 2014
Interest rate, additional rate over LIBOR	1.90%
Loan from Beta Capital, LLC [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0		29,200,000
Loan from Beta Capital, LLC [Member] | Loan from Beta Capital, LLC, Due September 19, 2013, at 4.25% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	$ 0	[1]	$ 29,200,000	[1]
Maturity date	Sep. 19, 2013
Stated rate	4.25%

[1]	These loans were paid in full during 2013 at their respective maturity dates.
[2]	The US$10.0 million loan that was due on demand by the bank was repaid on May 3, 2013.